Schedule of Investments (a)

December 31, 2024 (unaudited)

Corporate Bonds & Notes - 76.22%
Name of Issuer	Principal	Value
Aerospace / Defense - 7.80%
Moog, Inc., 4.25%, 12/15/27 (c)	$5,000,000	$4,772,300
Spirit Aerosystems, Inc., 9.375%, 11/30/2029 (c)	5,000,000	5,352,460
		10,124,760
Airlines - 3.06%
Delta Air Lines, Inc., 4.5%, 10/20/25 (c)	4,000,000	3,974,904

Building Products - 6.95%
Builders Firstsource, Inc., 4.25%, 2/01/32 (c)	5,000,000	4,415,565
Louisiana Pacific Corp., 3.625%, 3/15/29 (c)	5,000,000	4,617,335
		9,032,900
Chemicals - 3.34%
Chemours Co., 4.625%, 11/15/29 (c)	5,000,000	4,344,125

Coal - 0.29%
Westmoreland Mining Holdings LLC, 8%, 11/4/30 (d)	689,893	379,441

Drug Stores - 0.10%
Rite Aid Corp., PIK FRN (TSFR3M + 700), 8/30/31 (c)	54,676	46,475
Rite Aid Corp., PIK 15%, 8/30/31	161,461	72,657
Rite Aid Corp., PIK 15%, 8/30/31	117,530	9,402
		128,534
Energy/Natural Resources - 4.52%
Comstock Resources, Inc., 6.75%, 3/01/29 (c)	5,000,000	4,875,380
Range Resources Corp., 4.875%, 5/15/25	1,000,000	996,664
		5,872,044
Food & Beverage - 3.82%
Performance Food Group, Inc., 5.5%, 10/15/27 (c)	5,000,000	4,957,735

Health Care - 4.12%
Mallinckrodt International Fin, 14.75%, 11/14/28 (c)	5,000,000	5,347,585

Homebuilders - 3.95%
KB Home, 7.25%, 7/15/30	5,000,000	5,126,380

Industrial Servicing / Manufacturing - 4.82%
Clean Harbors, Inc., 4.875%, 7/15/27 (c)	500,000	489,830
Fortress Transportation and Infrastructure Investors LLC, 5.5%, 5/01/28 (c)	750,000	733,508
XPO, Inc., 6.25%, 6/01/28 (c)	5,000,000	5,030,585
		6,253,923
Metals & Mining - 3.49%
Allegheny Technologies, Inc., 6.95%, 12/15/25	4,500,000	4,533,066

Oil & Gas Drilling - 5.80%
Parker Drilling Co., 13%, 9/26/25 (d)	2,680,497	2,680,497
Tidewater, Inc., 8.5%, 11/16/26	4,700,000	4,852,210
		7,532,707
Pipeline - 3.85%
NuStar Energy LP, 5.75%, 10/01/25	5,000,000	4,999,030

Real Estate - 2.89%
Five Point Operating Co. LP, 10.5%, 1/15/28 (c)	3,689,982	3,755,088

Technology - 7.46%
Iron Mountain, Inc., 4.5%, 2/15/31 (c)	1,000,000	914,210
Iron Mountain, Inc., 5.625%, 7/15/32 (c)	4,000,000	3,821,056
Western Digital Corp., 4.75%, 2/15/26	5,000,000	4,951,800
		9,687,066
Tobacco - 6.84%
Pyxus Holdings, Inc., 8.5%, 12/31/27 (c)	10,845,675	8,879,951

Wireless Telecom - 3.12%
Altice France SA, 8.125%, 2/01/27 (c)	5,000,000	4,053,755

Total Corporate Bonds & Notes — (cost -$99,719,672)		$98,982,994

GDP-Linked Bonds - 0.74%
Name of issuer	Principal	Value
Republic of Argentina GDP Linked Security, FRN (based on the performance of Argentina's GDP), 12/15/35 (e)	$34,386,574	$954,227

Total GDP-Linked Bonds — (cost—$1,423,421)		$954,227

Common Stock - 13.82%	Number of
Name of issuer	Shares	Value
Chemicals - 3.07%
Ingevity Corp. (e)	602	$24,532
NL Industries, Inc.	510,200	3,964,254
		3,988,786
Coal - 0.09%
Westmet Group Holdings (d) (e)	22,614	84,803
Westmoreland Mining Holdings LLC, Class A Units (d) (e)	22,417	33,625
		118,428
Drug Stores - 0.04%
Rite Aid Litigation Trust Interests (d) (e)	53,022	0
Rite Aid Equity Interests (d) (e)	778	50,570
Rite Aid Real Estate Cash Escrow (e)	856,000	0
Rite Aid Real Estate Cash Escrow (e)	155,702	0
		50,570
Electrical Utility - 1.70%
Homer City Holdings, LLC (d) (e)	221,338	2,213,380

Energy / Natural Resources - 0.27%
Talos Energy, Inc. (e)	35,718	346,822

Food Processing - 3.76%
Viskase Cos., Inc. (e)	3,052,635	4,884,216

Metals & Mining - 2.81%
American Gilsonite (b) (d) (e)	1,597,765	3,639,709
Metals Recovery Holdings, LLC (b) (d) (e)	21,539	7,300
		3,647,009
Oil & Gas Drilling - 1.84%
Key Energy Services, Inc. (e)	129	52
Parker Drilling Co. (e)	140,471	2,388,007
		2,388,059
Packaging & Container - 0.15%
Smurfit WestRock PLC	3,626	195,296

Transportation - 0.09%
Getlink SA (France)	7,349	117,143

Total Common Stock — (cost—$39,873,351)		$17,949,709

Repurchase Agreement - 8.54%
Name of Issuer	Principal	Value
State Street Bank & Trust Co. 1.36% dated 12/31/24, to be repurchased at $11,093,883 on 1/02/2025 (f)
Total Repurchase Agreement - (cost - $11,093,045)	$11,093,045	$11,093,045

Total Investments - 99.32% (cost—$152,109,489)		$128,979,975

Net Other Assets and Liabilities - 0.68%		881,386

Net Assets - 100%		$129,861,361

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings when utilized.
(b)	Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of December 31, 2024 was $3,647,009 which represents 2.81% of total net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,381,847 which represents 54.20% of total net assets. These securities are generally deemed liquid.
(d)	All or a portion the security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of December 31, 2024 was $9,089,325 which represents 7.00% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/2/17 - 8/26/21	$9,640,360
Metals Recovery Holdings, LLC	9/30/2016 - 12/10/2019	$1,999,343
Homer City Holdings, LLC	4/6/2017	$588,216
Parker Drilling Co. 13% 9/26/25	3/27/2019	$2,485,714
Rite Aid Litigation Trust Interests	8/30/2024	$26,511
Rite Aid Equity Interests	8/30/2024	$155,600
Westmoreland Mining Holdings LLC. 8% 11/4/30	5/4/2023	$780,787
Westmoreland Mining Holdings LLC, Class A Units	3/15/2019 - 5/4/2023	$861,283
Westmet Group Holdings	5/4/2023	$135,685

(e)	Non-income producing security.
(f)	Acquired on December 31, 2024. Collateralized by $11,314,906 of US Treasury

Notes due 5/15/34. The maturity value is $11,093,883.

FRN Floating Rate Note - rates reflected are as of December 31, 2024

PIK Payment in Kind

Investment Valuation

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs including the Trust's own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company's financial statements or other documents.

The following table summarized the Trust's investment as of December 31, 2024, based on the inputs used to value them.

	Level 1	Level 2	Level 3	Total as of 12/31/2024
Corporate Bonds & Notes	$-	$98,854,460	$128,534	$98,982,994
Common Stock	6,918,963	5,001,359	6,029,387	17,949,709
GDP Linked Bonds	-	954,227	-	954,227
Repurchase Agreement	-	11,093,045	-	11,093,045
	$6,918,963	$115,903,091	$6,157,921	$128,979,975

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. For the period ended December 31, 2024, there were no transfers among levels for the period.

At December 31, 2024, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds, & Notes	Common Stock	Totals 12/31/2024
Beginning Balance @ 9/30/24	$227,238	$5,907,539	$6,134,777

Purchases / PIK Interest	12,210	-	12,210

Sales	(39,444)	-	(39,444)

Realized Gain(Loss)	-	-	-

Net Change in Unrealized Appreciation/(Depreciation)	(71,470)	121,838	50,367

Transfers into Level 3 from Level 2	-	-	-

Ending Balance @ 12/31/2024	$128,534	$6,029,377	$6,157,910

Change in Unrealized Gain / (Loss) for Positions Still Held at December 31, 2024
Corporate Bonds, & Notes	$(71,470)
Common Stock	121,838
Totals	$50,367

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of December 31, 2024:

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input (1)
Corporate Bonds & Notes
Drug Stores	$46,475	Third Party Vendor (2)	Broker Quote	$85 - $95	Increase

Drug Stores	72,657	Third Party Vendor (2)	Broker Quote	$45 - $55	Increase

Drug Stores	9,402	Third Party Vendor (2)	Broker Quote	$8 - $13	Increase

Common Stock
Coal	84,803	Third Party Vendor (2)	Broker Quote	$3.75 - $5	Increase

Coal	33,625	Third Party Vendor (2)	Broker Quote	$1.50 - $2	Increase

Drug Stores	50,570	Third Party Vendor (2)	Broker Quote	$1 - $70	Increase

Electrical Utility	2,213,380	Third Party Vendor (2)	Broker Quote	$10 - $15.50	Increase

Metals and Mining	3,639,709	Market Comparable (3)	Forward	5.7x - 8.8x	Increase
			EBITDA
			Multiple

Metals and Mining	7,300	Market Approach (4)	Recovery Rate	N/A	Increase

	$6,157,921

(1)	This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	Certain of the Trust’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Trust including third-party transactions and quotations.

(3)	Earnings multiples are based on comparable companies and transactions of comparable companies.

(4)	A market approach using the value of the underlying assets of a company.

For additional information on the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.